OTHER NON-CURRENT ASSETS	12 Months Ended
Sep. 30, 2011
OTHER NON-CURRENT ASSETS

13. OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of September 30,
	2010	2011
	US$	US$

Long-term prepaid expenses	624	129
Rental deposits	108	587
Others	12	13

	744	729

Long-term prepaid expenses represent prepaid service fee for obtaining government authorization to provide the ITAT program, an information technique application training program, for a period of ten years. The amortization of the long term prepaid expenses was included in “cost of sales” on the consolidated statements of operations.

Rental deposits represent office rental deposits for the Group’s daily operations. These deposits are classified as non-current deposits since they will not be refunded within one year.